United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/3/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 9/99




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:  9/99
Check here if Amendment [  x   ]; Amendment Number: [  1   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [ 51    ]

Form 13F Information Table Value Total: $_  139,476,982    thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

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FORM 13F INFORMATION TABLE



    Name of issuer      Class     CUSIP     Fair MKT    Shares      6    7   8
                                             Value
ALZA CORP CLASS A      COMM     02261510                  122,600 SOLE SOL  SOL
                               8         $5,248,812.50                E    E
ALZA CORP              CORP     022615AD                    1,500 SOLE SOL  SOL
                               0         $1,800,000.00                E    E
AQUARION COMPANY       COMM     03838W10                   92,600 SOLE SOL  SOL
                               1         $3,322,025.00                E    E
ATLANTIC RICHFIELD CO  COMM     04882510                   92,000 SOLE SOL  SOL
                               3         $8,153,500.00                E    E
BANKBOSTON CORP        COMM     06605R10                  175,600 SOLE SOL  SOL
                               6         $7,616,650.00                E    E
CNB BANCSHARES INC     COMM     12612610    $810,900.00    15,300 SOLE SOL  SOL
                               1                                      E    E
CASE CORP              CALL     14743R90    $722,281.25    14,500 SOLE SOL  SOL
                               3                                      E    E
CASE CORP              COMM     14743R10                   60,500 SOLE SOL  SOL
                               3         $3,013,656.25                E    E
COMSAT CORP            PUT      20564D95                   94,900 SOLE SOL  SOL
                               7         $2,811,412.50                E    E
COMSAT CORP            COMM     20564D10                   41,430 SOLE SOL  SOL
                               7         $1,227,363.75                E    E
CONNECTICUT ENERGY     COMM     20756710                   39,800 SOLE SOL  SOL
CORP                            8         $1,539,762.50                E    E
CONSOLIDATED NAT GAS   CALL     20961590                   30,800 SOLE SOL  SOL
CO                              3         $1,921,150.00                E    E
CYPRUS AMAX MINERALS   COMM     23280910                   79,000 SOLE SOL  SOL
CO                              3         $1,550,375.00                E    E
EXCEL SWITCHING CORP   COMM     30067V10                   73,737 SOLE SOL  SOL
                               8         $2,640,706.31                E    E
FORTE SOFTWARE INC     COMM     34954610                   42,068 SOLE SOL  SOL
                               1         $1,151,611.50                E    E
FURON CO               COMM     36110610                   42,000 SOLE SOL  SOL
                               7         $1,047,375.00                E    E
GENERAL INSTRUMENT     CALL     37012090    $678,562.50    14,100 SOLE SOL  SOL
CORP                            7                                      E    E
GENERAL INSTRUMENT     COMM     37012010                   75,040 SOLE SOL  SOL
CORP                            7         $3,611,300.00                E    E
GENESYS                COMM     37193110    $773,571.88    16,955 SOLE SOL  SOL
TELECOMMUNICATIONS              6                                      E    E
HANNAFORD BROS CO      COMM     41055010    $338,100.00     4,800 SOLE SOL  SOL
                               7                                      E    E
HONEYWELL INC          COMM     43850610                   32,700 SOLE SOL  SOL
                               7         $3,639,918.75                E    E
KING WORLD PRODTNS INC COMM     49566710                   94,400 SOLE SOL  SOL
                               7         $3,540,000.00                E    E
LONE STAR INDS INC     COMM     54229040                   52,300 SOLE SOL  SOL
(NEW)                           8         $2,608,462.50                E    E
MACMILLAN BLOEDEL LTD  COMM     55478320                  222,900 SOLE SOL  SOL
                               9         $3,482,812.50                E    E
MARSHALL INDS          COMM     57239310                  175,500 SOLE SOL  SOL
                               6         $6,405,750.00                E    E
MOBIL CORP             COMM     60705910                   29,700 SOLE SOL  SOL
                               2         $2,992,275.00                E    E
MOTIVEPOWER INDS INC   COMM     61980K10                  116,900 SOLE SOL  SOL
                               1         $1,285,900.00                E    E
NALCO CHEM CO          CALL     62985390    $555,500.00    11,000 SOLE SOL  SOL
                               2                                      E    E
NALCO CHEM CO          COMM     62985310                   87,500 SOLE SOL  SOL
                               2         $4,418,750.00                E    E
NIELSEN MEDIA RESEARCH COMM     65392930                  107,500 SOLE SOL  SOL
INC                             7         $3,997,656.25                E    E
OEC MEDICAL SYSTEMS    COMM     67082810                  105,000 SOLE SOL  SOL
INC                             2         $3,688,125.00                E    E
OUTDOOR SYSTEMS INC    COMM     69005710                  141,700 SOLE SOL  SOL
                               4         $5,065,775.00                E    E
PERCLOSE INC           COMM     71361C10                   72,583 SOLE SOL  SOL
                               7         $3,375,109.50                E    E
PIONEER HI-BRED INTL   COMM     72368610                  265,700 SOLE SOL  SOL
                               1         $10,578,181.2                E    E
                                                     5
PORTUGAL FUND INC      COMM     73726510                  240,800 SOLE SOL  SOL
                               8         $3,145,450.00                E    E
REPUBLIC NEW YORK CORP COMM     76071910                   20,000 SOLE SOL  SOL
                               4         $1,228,750.00                E    E
ROBERTS PHARMACEUTICAL COMM     77049110                  101,900 SOLE SOL  SOL
CORP                            8         $3,082,475.00                E    E
ST PAUL BANCORP INC    COMM     79284810                   75,246 SOLE SOL  SOL
                               3         $1,721,252.25                E    E
SELECT APPOINT  ADR    AMER     81617E20    $262,845.00     7,788 SOLE SOL  SOL
                               3                                      E    E
SKYTEL COMMUNICATIONS  COMM     83087Q10                  321,791 SOLE SOL  SOL
INC                             4         $5,892,797.69                E    E
SKYTEL COMMUNICATIONS  COMM     83087Q30    $732,550.00    19,600 SOLE SOL  SOL
INC                             2                                      E    E
SONAT INC              COMM     83541510                  160,300 SOLE SOL  SOL
                               0         $6,361,906.25                E    E
UNION CARBIDE          CALL     90558190    $318,150.00     5,600 SOLE SOL  SOL
CORPORATION                     4                                      E    E
UNION CARBIDE          COMM     90558110                   33,300 SOLE SOL  SOL
CORPORATION                     4         $1,891,856.25                E    E
US WEST INC            COMM     91273H10                   18,200 SOLE SOL  SOL
                               1         $1,038,537.50                E    E
UNITED WATER RESOURCES COMM     91319010    $815,625.00    25,000 SOLE SOL  SOL
INC                             4                                      E    E
UNITRODE CORP          COMM     91328310                   63,800 SOLE SOL  SOL
                               7         $2,679,600.00                E    E
WYMAN GORDON CO.       COMM     98308510                  156,500 SOLE SOL  SOL
                               1         $2,924,593.75                E    E
YANKEE ENERGY SYSTEMS  COMM     98477910                   41,400 SOLE SOL  SOL
INC                             8         $1,767,262.50                E    E
TOTAL
                                         $139,476,982.
                                                    88



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